RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2026
RELATED PARTIES
Schedule of benefits to directors

	For the period of
	six months ended
	June 30,
	2026	2025
	(unaudited)	(unaudited)

Compensation to directors not employed by the Group or on its behalf	$259	$45
Share-based payments to directors not employed by the Group or on its behalf	414	64
	$673	$109
Number of directors who received the above compensation from the Group	7	5

Schedule of compensation of key management personnel

	For the period of
	six months ended
	June 30,
	2026	2025
	(unaudited)	(unaudited)
Short-term employee benefits	$867	$698
Share-based payments	288	369
	$1,155	$1,067
Number of key officers	8	7